Financial risk management - Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 2
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 7,081,421	₩ 3,460,166
Level 2 | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique		Option model
Carrying value	436,459	₩ 401,345
Significant unobservable inputs and range		Discount rate
Level 2 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	6,644,962	₩ 3,058,821
Level 2 | Borrowings
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 389,132
Significant unobservable inputs and range	Discount rate
Level 2 | Debt securities issued | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 47,327
Significant unobservable inputs and range	Discount rate, volatility
Level 2 | Trading | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF	Option model,
Carrying value	₩ 5,809,597	₩ 2,862,761
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price and commodity
Level 2 | Hedging | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique		DCF
Carrying value	₩ 835,365	₩ 196,060
Significant unobservable inputs and range		index, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 8,742,190	₩ 7,959,207
Level 3 | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model(*1)	Option model(*1)
Carrying value	₩ 7,930,909	₩ 7,622,525
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset, and Correlations
Level 3 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 811,281	₩ 336,682
Level 3 | Equity and foreign exchange related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model(*1)	Option model(*1)
Carrying value	₩ 13,841	₩ 13,214
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset, and Correlations
Level 3 | Interest rates related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model(*1)	Option model(*1)
Carrying value	₩ 642,123	₩ 258,364
Significant unobservable inputs and range	The volatility of the underlying asset, Regression coefficient and Correlations	The volatility of the underlying asset, Regression coefficient, and Correlations
Level 3 | Credit and commodity related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model(*1)	Option model(*1)
Carrying value	₩ 155,317	₩ 65,104
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations and Hazard Rate	The volatility of the underlying asset, and Hazard Rate